BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Clearit Customs Services, Inc
BUSINESS COMBINATIONS
Summary of fair value at closing of the consideration transferred

Cash	$817
Current assets	559
Property and equipment	12
Customer relations	1,972
Technology	3,762
Goodwill	7,607
Current liabilities	(1,551)
$13,178

Summary the fair value of acquired assets and assumed liabilities and the resulting goodwill as of the acquisition

Cash paid	$4,837
Shares issued	6,573
Fair value of contingent consideration	1,768
$13,178

Summary of supplemental consolidated financial results on an unaudited pro forma basis as if acquisition had been consummated on January 1, 2020

Year ended
December 31,
2022
(unaudited)
Proforma revenue	$19,322
Proforma loss	(25,027)
Proforma loss per Ordinary share	$(3.11)

T9 Technologies LLC [Member]
BUSINESS COMBINATIONS
Summary of fair value at closing of the consideration transferred

Cash	$127
Current assets	52
Property and equipment	4
Customer relations	850
Technology	1,763
Goodwill	5,723
Current liabilities	(29)
$8,490

Summary the fair value of acquired assets and assumed liabilities and the resulting goodwill as of the acquisition

Cash paid	$4,650
Shares issued	2,465
Fair value of contingent consideration	1,375
$8,490